ORGANIZATION AND PRINCIPAL ACTIVITIES (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Consolidated financial information
Total current assets	$ 1,122,587	$ 952,734
TOTAL ASSETS	1,385,686	1,201,813	1,278,008
Total current liabilities	115,262	90,119
TOTAL LIABILITIES	115,418	96,683
Net revenue	156,691	159,635	111,510
Income (loss) from continuing operations	(39,687)	(47,542)	66,048
Income (loss) from discontinued operations	103,328	(27,511)	(25,044)
Net cash provided by (used in) operating activities	(73,035)	(11,087)	(3,200)
Net cash (used in) provided by investing activities	20,065	(12,742)	(800,899)
Net cash (used in) provided by financing activities	(1,033)	(53,892)	950,792
VIEs and their subsidiaries
Consolidated financial information
Total current assets	125,854	24,523
Total non-current assets	36,481	83,079
TOTAL ASSETS	162,335	107,602
Total current liabilities	48,712	84,865
Total non-current liabilities	156	30
TOTAL LIABILITIES	48,868	84,895
Net revenue	152,338	158,291	110,897
Income (loss) from continuing operations	(59,122)	(38,492)	8,845
Income (loss) from discontinued operations	(29,367)	(26,448)	(23,161)
Net cash provided by (used in) operating activities	11,820	21,101	(3,804)
Net cash (used in) provided by investing activities	(7,457)	(21,411)	(18,572)
Net cash (used in) provided by financing activities	8,133	1,050	(753)
Percentage of VIEs revenues to the consolidated net revenues	97.20%	99.20%	99.50%
Percentage of VIEs assets to the consolidated total assets	11.70%	8.90%
Percentage of VIEs liability to the consolidated total liabilities	42.30%	87.80%
VIEs creditors having recourse to general credit of the Company	0
Number of terms under arrangement with VIEs to provide financial support	0
Group without its VIEs and VIEs' subsidiaries
Consolidated financial information
Total current assets	996,733	1,026,221
Total non-current assets	226,618	67,990
TOTAL ASSETS	1,223,351	1,094,211
Total current liabilities	66,550	5,255
Total non-current liabilities		6,533
TOTAL LIABILITIES	66,550	11,788
Net revenue	4,353	1,344	613
Income (loss) from continuing operations	19,435	(9,050)	57,203
Income (loss) from discontinued operations	132,695	(1,063)	(1,883)
Net cash provided by (used in) operating activities	(84,855)	(32,188)	604
Net cash (used in) provided by investing activities	27,522	8,669	(782,327)
Net cash (used in) provided by financing activities	$ (9,166)	$ (54,942)	$ 951,545